ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION (Details) $ in Millions		1 Months Ended				3 Months Ended	12 Months Ended
	Feb. 25, 2016	May 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Oct. 31, 2012	Dec. 31, 2015 USD ($) segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013	Mar. 03, 2016
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital, units outstanding | shares						42,063,000	42,063,000	34,427,000
Williston Basin Segment
ORGANIZATION AND BUSINESS OPERATIONS
Number of reportable segments | segment						1
Summit Holdings
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership in subsidiary					100.00%
SMP Holdings | Ohio Gathering | Subsequent Event
ORGANIZATION AND BUSINESS OPERATIONS
Join venture interest	40.00%
Summit Holdings | DFW Midstream
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership in subsidiary					100.00%
Summit Holdings | Grand River
ORGANIZATION AND BUSINESS OPERATIONS
Cumulative percentage ownership in subsidiary					100.00%
Drop Down Assets 2016 Acquisition | Subsequent Event
ORGANIZATION AND BUSINESS OPERATIONS
Ownership percentage by noncontrolling owners										1.00%
Common units | SMP Holdings
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital, units outstanding | shares						5,444,731	5,444,731
General partner
ORGANIZATION AND BUSINESS OPERATIONS
General partner interest (as a percent)		2.00%	2.00%				2.00%	2.00%	2.00%
General partner | Summit Investments | Summit Midstream Partners, LP
ORGANIZATION AND BUSINESS OPERATIONS
General partner interest (as a percent)				2.00%
Accounting Standards Update 2015-03 | Other noncurrent assets
ORGANIZATION AND BUSINESS OPERATIONS
Deferred Finance Costs, Net | $						$ 9.2	$ 9.2	$ 10.8
Accounting Standards Update 2015-03 | Long-term debt
ORGANIZATION AND BUSINESS OPERATIONS
Deferred Finance Costs, Net | $						$ (9.2)	$ (9.2)	$ (10.8)